Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related party transactions [abstract]
Schedule of related party transaction
The following table shows the balances resulting from the relevant transactions with related parties carried out by the Company, except for transactions involving operations in a regulated environment, recorded in accordance with the criteria and definitions established by the regulatory agents.

	Assets		Liabilities		Revenue			Cost / Expense
Related parties / Nature of operation	12.31.2024	12.31.2023	12.31.2024	12.31.2023	12.31.2024	12.31.2023	12.31.2022	12.31.2024	12.31.2023	12.31.2022
Entities with significant influence
State of Paraná
Dividends	—	—	193,265	168,032	—	—	—	—	—	—
Solidarity Energy Program (a)	22,928	22,314	—	—	—	—	—	—	—	—
Programa Tarifa Rural Noturna (a)	—	—	—	—	—	—	—	—	—	—
Employees transferred (b)	342	382	—	—	—	—	—	—	—	—
BNDES and BNDESPAR
Dividends (c)			281,508	212,455	—	—	—	—	—	—
Financing (Note 19)	—	—	1,796,646	1,939,427	—	—	—	(164,478)	(180,030)	(190,881)
Debentures – wind power (Note 20)	—	—	183,225	200,242	—	—	—	(23,509)	(25,036)	(28,085)

Joint ventures
Caiuá Transmissora de Energia (d)	402	326	—	—	4,726	3,860	3,619	—	—	—
Dividends	2,836	2,737	—	—	—	—	—	—	—	—
Integração Maranhense Transmissora - dividends	3,149	739	—	—	—	—	—	—	—	—
Matrinchã Transmissora de Energia - dividends	14,045	14,022	—	—	—	—	—	—	—	—
Guaraciaba Transmissora de Energia - dividends	34,017	44,882	—	—	—	—	—	—	—	—
Paranaíba Transmissora de Energia - dividends	6,635	8,360	—	—	—	—	—	—	—	—
Cantareira Transmissora de Energia - dividends	9,600	10,421	—	—	—	—	—	—	—	—
Mata de Santa Genebra Transmissão (e)	2,299	2,180	—	—	13,638	13,653	19,318	—	—	—
Dividends	11,527	13,837	—	—	—	—	—	—	—	—
Associates
Dona Francisca Energética S.A. (f)	—	—	1,356	1,356	—	—	—	(14,527)	(15,345)	(16,089)
Dividends	54	514	—	—	—	—	—	—	—	—
Foz do Chopim Energética Ltda. (g)	—	301	—	—	1,456	3,570	3,360	—	—	—
Key management staff
Fees and social security charges (Note 29.2)	—	—	—	—	—	—	—	(40,800)	(22,709)	(19,734)
Pension and healthcare plans (Note 21)	—	—	—	—	—	—	—	(1,809)	(1,641)	(1,384)
Other related parties
Fundação Copel
Administrative property rental	—	—	130,483	120,451	—	—	—	(12,211)	(10,091)	(10,713)
Pension and healthcare plans (Note 21)	—	—	1,158,709	1,484,243	—	—	—	—	—	—
Lactec (h)	7	3	468	323	525	462	645	(1,697)	(5,706)	(5,004)
Sanepar (i)	445	19	—	—	12,164	68	485	—	—	—
Sistema Meteorológico do Paraná – Simepar (j)	—	—	649	702	—	—	—	(7,879)	(8,748)	(7,422)
Tecpar (k)	—	—	—	—	2,281	2,030	2,021	—	—	—
Celepar (k)	—	—	—	—	1,148	1,113	719	(6)	(26)	(11)
Assembleia Legislativa do Paraná (k)	—	—	—	—	326	319	300	—	—	—
Portos do Paraná (k)	—	—	—	—	4,114	5,070	5,552	—	—	—

Schedule of sureties and guarantees granted

Company		Operation	Final maturity	Amount approved	Balance (a)	Interest %
(1)	Caiuá Transmissora	Financing BNDES	02.15.2029	84,600	12,827	49.00
(2)	Cantareira Transmissora	Debentures	08.15.2032	100,000	78,456	49.0
(3)		Financing	09.15.2032	426,834	324,713
(4)	Guaraciaba Transmissora	Financing BNDES	01.15.2031	440,000	237,130	49.0
(5)		Debentures	12.15.2030	118,000	105,001
(6)	Matrinchã Transmissora (b)	Financing BNDES	06.15.2029	691,440	221,140	49.0
(7)		Debentures (2nd)	06.15.2029	180,000	121,039
(8)		Debentures (3rd)	12.15.2038	135,000	163,044
(9)	IMTE Transmissora	Financing	02.12.2029	142,150	27,688	49.0
(10)	Mata de Santa Genebra	Debentures (2nd)	11.15.2030	210,000	1,702,206	50.1
(11)		Debentures (3rd)	11.15.2041	1,500,000
(12)	Paranaíba Transmissora	Financing	10.15.2030	606,241	331,031	24.5
(13)		Debentures	03.15.2028	120,000	56,406
(a) Gross debt balance, discounted from restricted cash that is already guaranteed by the companies themselves.
(b) The guarantees to be provided in the 3rd issue will only be presented after the maturity of the Debentures of the 2nd issue and the Financing with BNDES.
Operation guarantee: pledge of shares held by Copel Get in the ventures.